TRANSACTIONS INVOLVING RELATED PARTIES AND AFFILIATES	12 Months Ended
Dec. 31, 2013
TRANSACTIONS INVOLVING RELATED PARTIES AND AFFILIATES
TRANSACTIONS INVOLVING RELATED PARTIES AND AFFILIATES
25. TRANSACTIONS INVOLVING RELATED PARTIES AND AFFILIATES

Terra Stabile A.E./ Terra Norma A.E.

The Company leases office space as well as warehouse space in Piraeus, Greece from Terra Stabile, which is controlled by Michail Zolotas, the Company’s Chairman, Chief Executive Officer and member of the Company’s Board of Directors. In November 2009 and February 2010, the Company and Terra Stabile entered into a 12-year lease agreement in relation to the office space, which were amended during February 2013 regarding the monthly rent for the years of 2013 and 2014 and on April 28, 2010, the Company and Terra Stabile entered into a 12-year lease agreement for the warehouse space (see Note 23). In January 2013, the Company entered into two annual lease agreements with Terra Norma and Terra Stabile, which are also controlled by Michail Zolotas in relation to office parking. Total rent for the years ended December 31, 2013, 2012 and 2011 was approximately $308, $346 and $484, respectively. During the year ended December 31, 2013, the Company issued, according to their respective settlement and subscription agreements, an aggregate of 22,163 shares which vested upon issuance, to settle outstanding liabilities of $416 with Terra Stabile and Terra Norma. During the year ended December 31, 2012, the Company issued, according to their respective settlement and subscription agreements, an aggregate of 1,057 shares which vested upon issuance, to settle outstanding liabilities of $553 with Terra Stabile and Terra Norma.

Aurora Properties Inc.

The Company rents office space in New York, US, from Aurora Properties, which directed by Michail Zolotas, the Company’s Chairman, Chief Executive Officer and member of the Company’s Board of Directors. Total rent for the years ended December 31, 2013, 2012 and 2011 was approximately $42, per year. In addition, during 2012 and 2013, Aurora Properties provided various administrative services with a fee of $260 and 278, respectively. During the year ended December 31, 2013, the Company issued approximately an aggregate of 16,087 shares, to settle outstanding liabilities of $548 with Aurora properties. During the year ended December 31, 2012, the Company issued approximately an aggregate of 130 shares, to settle outstanding liabilities of $62 with Aurora properties. The remaining balance has been paid with cash during 2011.

Aries Energy Corporation

On April 15, 2010, the Company completed the acquisition of two Kamsarmaxes under construction for an aggregate consideration of approximately $112,700 (including the assumption of newbuilding contract commitments and debt related to the two Kamsarmaxes) in exchange for the vessel Chinook as part of the same transaction. The purchase was completed pursuant to the terms of a Securities Purchase Agreement, dated February 18, 2010, with Aries Energy Corporation, a company with which NewLead had a significant shareholder in common at that time and Bhatia International PTE Ltd., an unrelated third party. Gabriel Petrides, a former Board member and an affiliate of Rocket Marine, is one of the Company’s stockholders and is one of the principals of Aries Energy Corporation. The vote on Rocket Marine’s shares was controlled by Grandunion pursuant to a voting agreement, and Mr. Petrides left the Company’s board in October 2009. Accordingly, even though Rocket Marine was a principal stockholder at that time, neither it nor Mr. Petrides had the ability to influence the Company. The voting agreement between Rocket Marine Inc. and Grandunion expired on February 29, 2012. Management believes that the negotiations were conducted at arm’s length and that the sale price is no less favorable than would have been achieved through arm’s length negotiations with a wholly unaffiliated third party.

Affiliates

On April 11, 2012, through one of its wholly-owned subsidiaries, NewLead Holdings (US) Corp., the Company established New Lead JMEG LLC with J Mining & Energy Group, Inc. as a joint venture to engage in the business of the purchasing and trading of certain commodities, principally coal. The Company has joint control with J Mining & Energy Group, Inc. of New Lead JMEG LLC and is entitled to and is liable for the total net assets of the joint venture. On December 20, 2012, Jan M. Berkowitz, the President and Chief Executive Officer of J Mining & Energy Group, Inc., was nominated, constituted and appointed with full power to execute and legally bind the Company in any and all contracts relating to coal mining and sales of coal in the United States and to act on behalf of the Company in the negotiation of deals related to coal-bearing properties in the United States.

For more details for these transactions refer to Note 6.